Securities - Schedule of Amortized Cost and Fair Value of Held-to-Maturity Debt Securities (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Held-to-Maturity Securities, Amortized Cost	$ 12,609
Held-to-Maturity Securities, Gross Unrealized Gains	0
Held-to-Maturity Securities, Gross Unrealized Losses	487
Held-to-Maturity Securities, Estimated Fair Value	12,122
Municipal Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-Maturity Securities, Amortized Cost	12,609
Held-to-Maturity Securities, Gross Unrealized Gains	0
Held-to-Maturity Securities, Gross Unrealized Losses	487
Held-to-Maturity Securities, Estimated Fair Value	$ 12,122